Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Reduction From Capitalized Research and Development Expenditures	$ 11,400
Deferred Tax Assets, Operating Loss Carryforwards	4,448	$ 4,247
Tax Credit Carryforward, Amount	200	300
Deferred Tax Assets, Valuation Allowance	2,057	1,844
Unrecognized Tax Benefits	17,524	18,127	$ 19,823
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	2,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	200	300	400
Income Tax Expense (Benefit) on Reversal of Interest and Penalties	400	1,100	2,300
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1,100	1,200	$ 2,000
Federal and State and Local Authority [Member]
Operating Loss Carryforwards	14,800	14,400
Deferred Tax Assets, Operating Loss Carryforwards	$ 3,900	$ 3,900